Income Taxes - Unused Tax Losses (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax losses	¥ 32,985	¥ 18,434
Less than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax losses	792
One to five years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax losses	1,741	2,104
After five years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax losses	12,965	3,826
No expiration date [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax losses	¥ 17,487	¥ 12,504